Social and statutory obligations - Summary of social and statutory obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Obligations to non-controlling interest	R$ 82,524	R$ 35,666
Employee profit-sharing liabilities	483,378	395,568
Salaries and other benefits payable	101,546	61,489
Social and statutory obligations	R$ 667,448	R$ 492,723